Pledged Assets (Tables)	6 Months Ended
Jun. 30, 2024
Pledged Assets [Abstract]
Schedule of Assets Pledged as Collateral	The Group’s assets pledged as collateral are as follows:
	Book value
Pledged assets	June 30, 2024	December 31, 2023	Purpose
Time deposits (shown as ‘Financial assets at amortized cost’)	$34,536,821	$41,470,915	Performance guarantee, deposit letter of credit and short-term borrowings
Land	12,012,187	12,737,302	Long-term and short-term borrowings
Buildings and structures	2,171,803	2,337,801	Long-term and short-term borrowings
	$48,720,811	$56,546,018